Financial instruments - additional disclosures (Details 14) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity securities	$ 1,195	$ 1,111
Fair value of other financial assets sold	254	206
Dividends recognised for investments in equity instruments designated at fair value through other comprehensive income, held at end of reporting period		0
Listed equity securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity securities	$ 888	$ 862
Number of investments in equity instruments designated at fair value through other comprehensive income	40	34
Non-listed equity securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity securities	$ 307	$ 249
Number of investments in equity instruments designated at fair value through other comprehensive income	60	56
Alcon
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of other financial assets sold	$ 9	$ 331
Alcon | Total fair value adjustments
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gain (loss) on sale of other financial assets	1	13
Others | Total fair value adjustments
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gain (loss) on sale of other financial assets	$ 211	$ 137